Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Trade Receivables

	2025		2024		2023
	Non- current	Current	Non- current	Current	Non- current	Current
Accounts receivable and related parties (1) (2)	12	1,728	10	1,672	43	1,020
Provision for doubtful trade receivables	(7)	(74)	(9)	(52)	(12)	(47)

	5	1,654	1	1,620	31	973

(1)	See Note 36 for information about related parties.
(2)	See Note 25 for information about credits for contracts included in trade receivables.

Summary of Evolution of the Provision for Doubtful Trade Receivables
Set forth present is the evolution of the provision for doubtful trade receivables as of December 31, 2025, 2024 and 2023:

	2025			2024				2023
	Non- current		Current	Non- current		Current		Non- current		Current
Balance at the beginning of the year	9		52	12		47		55		76
Increases charged to expenses	-		62	-		74	(3)	-		20
Decreases charged to income	-		(8)	-		(8)	(3)	-		(2)
Applications due to utilization	-		(20)	-		(49)	(3)	-		(3)
Net exchange and translation differences	(2)		(12)	(3)		(5)		(43)		(42)
Result from net monetary position (1)	-		-	-		(6)		-		(2)
Reclassifications	-		-	-		(1)		-		-

Balance at the end of the year	7	(2)	74	9	(2)	52		12	(2)	47

(1)
Includes the adjustment for inflation of opening balances of the provision for doubtful trade receivables of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net profit or loss in the statement of comprehensive income.

(2)	Mainly including credits with distributors of natural gas for the accumulated daily differences pursuant to Decree No. 1,053/2018, see Note 35.c.1).
(3)	Mainly including credits with CAMMESA, see Note 36.